Transactions with Related Parties - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2011
Related Party Transaction
Number of vessels	36
Vessel operating expenses	$ 12,665	$ 11,629	$ 10,866
General and administrative expenses	5,716	6,234	6,253
Executive services agreement with CGP
Related Party Transaction
General and administrative expenses	1,688	1,688	1,688
Capital Ship Management Corp. | Fixed fee management agreement
Related Party Transaction
Vessel operating expenses	117	488	981
Capital Ship Management Corp. | Floating fee management agreement
Related Party Transaction
Vessel operating expenses	$ 11,483	10,100	8,865
Capital Ship Management Corp. | Crude Carriers Corp. ("Crude") management agreement
Related Party Transaction
Number of vessels	3					5
Vessel operating expenses	$ 1,065	$ 1,041	$ 1,020
Sales and purchase fee			1.00%
Commercial service fee			1.25%
Management agreement termination fees				$ 10,347	$ 10,124
Management agreement waiver terms	Effective from January 1, 2017 the Manager agreed to waive going forward (i) the sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of the three vessels and (ii) the commercial services fee equal to 1.25% of all gross charter revenues generated by each of the three vessels for commercial services rendered.